Receivables - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables - Text Details (Detail) [Line Items]
Signify indemnification	€ 59
Current trade receivables	3,805	€ 3,609
Current contract assets	232	171
Increase (decrease) driven by timing differences between billing terms and services provided, contract assets	61
Associates [member]
Receivables - Text Details (Detail) [Line Items]
Other current receivables	27
Diagnosis & Treatment [Member]
Receivables - Text Details (Detail) [Line Items]
Loans and advances to customers	44	47
Current trade receivables	1,601	1,489
Other US [Member]
Receivables - Text Details (Detail) [Line Items]
Insurance receivables	41	47
Philips Group [Member]
Receivables - Text Details (Detail) [Line Items]
Current trade receivables	3,805	3,609
Other current receivables	203
Philips Group [Member] | Financial assets individually assessed for credit losses [member]
Receivables - Text Details (Detail) [Line Items]
Allowance account for credit losses of financial assets	€ 181	€ 197	€ 289